Borrowings (Tables)	6 Months Ended
Dec. 31, 2022
Borrowings
Schedule of borrowings

	31 December	30 June	31 December
	2022	2022	2021
	£’000	£’000	£’000
Senior secured notes	350,626	347,173	312,318
Secured term loan facility	185,028	183,192	164,734
Revolving credit facilities	200,000	100,000	100,000
Accrued interest on senior secured notes and revolving credit facilities	6,246	5,757	5,185
	741,900	636,122	582,237
Less: non-current portion
Senior secured notes	350,626	347,173	312,318
Secured term loan facility	185,028	183,192	164,734
Non-current borrowings	535,654	530,365	477,052
Current borrowings	206,246	105,757	105,185